CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Operating activities
Net income	$ 101,053	$ 63,092	$ 122,815
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	36,301	31,661	67,393
Vessel Impairment Charge	29,161	0	11,800
Amortization of deferred charges	6,037	5,424	11,271
Amortization of seller's credit	(959)	(957)	(1,903)
Equity in earnings of associated companies	(17,098)	(14,019)	(33,497)
Loss/(gain) on sale of assets and termination of charters	114	(15,197)	(23,931)
Gain on sale of investment in associated company	0	0	(6,055)
Gain on redemption of Horizon loan notes and warrants	(44,552)	0	0
Adjustment of derivatives to fair value recognized in net income	1,184	2,705	7,699
(Gain)/loss on repurchase of bonds	(438)	21	21
Interest receivable in form of notes	(2,182)	(1,532)	(3,197)
Other, net	(827)	(1,960)	(458)
Changes in operating assets and liabilities
Trade accounts receivable	560	2,241	5,109
Due from related parties	9,020	(4,650)	(20,634)
Other receivables	(1,884)	(5,444)	(9,418)
Inventories	(3,593)	1,051	(320)
Prepaid expenses and accrued income	550	355	(1,104)
Trade accounts payable	(822)	(2,442)	(1,095)
Accrued expenses	(4,220)	(791)	4,358
Other current liabilities	(3,778)	(2,481)	3,547
Net cash provided by operating activities	103,627	57,077	132,401
Investing activities
Repayments from investments in direct financing leases	18,502	21,921	43,120
Additions to newbuildings	(129,210)	(84,239)	(202,333)
Purchase of vessels	(1,740)	(122,870)	(192,864)
(Payments)/proceeds from sale of vessels and termination of charters	(2,003)	90,746	199,429
Proceeds from sale of investment in associated company	111,095	0	0
Net amounts (paid to)/ received from associated companies	15,211	44,402	88,585
Proceeds from repayment of investment loan	0	(50,000)	(50,000)
Proceeds from redemption of Horizon loan notes and warrants	71,681	0	0
(Purchase)/redemption of available for sale securities	(4,898)	16,064	(7,877)
Net cash (used in)/generated by investing activities	78,638	16,024	(21,940)
Financing activities
Shares issued, net of issuance costs	675	463	927
Payments in lieu of issuing shares for exercised share options	0	(1,196)	(1,196)
Repurchase of bonds	(5,079)	(75,262)	(75,262)
Proceeds from issuance of long-term debt	130,366	397,332	733,632
Repayments of long-term debt	(215,062)	(325,783)	(616,783)
Debt fees paid	(2,997)	(2,254)	(7,460)
Cash dividends paid	(79,415)	(75,562)	(152,142)
Net cash used in financing activities	(171,512)	(82,262)	(118,284)
Net change in cash and cash equivalents	10,753	(9,161)	(7,823)
Cash and cash equivalents at start of the period	50,818	58,641	58,641
Cash and cash equivalents at end of the period	61,571	49,480	50,818
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 34,707	$ 39,952	$ 82,524